New Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Changes And Error Corrections [Abstract]
Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU
	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Revenues
Net Sales	$6,655	$(130)	$—	$6,525
Finance, interest and other income	293	185	—	478
Total Revenues	$6,948	$55	$—	$7,003
Costs and Expenses
Cost of goods sold	$5,427	$(32)	$(2)	$5,393
Selling, general and administrative expenses	575	—	(4)	571
Research and development expenses	228	—	—	228
Restructuring expenses	12	—	—	12
Interest expense	234	(1)	—	233
Other, net	139	102	6	247
Total Costs and Expenses	$6,615	$69	$—	$6,684
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	333	(14)	—	319
Income tax (expense)	(113)	3	—	(110)
Equity in income of unconsolidated subsidiaries and affiliates	27	—	—	27
Net Income (loss)	$247	$(11)	$—	$236
Net income (loss) attributable to noncontrolling interests	5	—	—	5
Net income/(loss) attributable to controlling interests	$242	$(11)	$—	$231
Earnings per share attributable to common shareholders
Basic	$0.18	$(0.01)	$—	$0.17
Diluted	$0.18	$(0.01)	$—	$0.17
Cash dividends declared per common share	$0.118	$—	$—	$0.118

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Revenues
Net Sales	$12,039	$(224)	$—	$11,815
Finance, interest and other income	590	383	—	973
Total Revenues	$12,629	$159	$—	$12,788
Costs and Expenses
Cost of goods sold	$9,924	$(44)	$(5)	$9,875
Selling, general and administrative expenses	1,117	—	(7)	1,110
Research and development expenses	419	—	—	419
Restructuring expenses	24	—	—	24
Interest expense	453	(1)	—	452
Other, net	280	218	12	510
Total Costs and Expenses	$12,217	$173	$—	$12,390
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	412	(14)	—	398
Income tax (expense)	(161)	—	—	(161)
Equity in income of unconsolidated subsidiaries and affiliates	45	—	—	45
Net Income (loss)	$296	$(14)	$—	$282
Net income (loss) attributable to noncontrolling interests	8	—	—	8
Net income/(loss) attributable to controlling interests	$288	$(14)	$—	$274
Earnings per share attributable to common shareholders
Basic	$0.21	$(0.01)	$—	$0.20
Diluted	$0.21	$(0.01)	$—	$0.20
Cash dividends declared per common share	$0.118	$—	$—	$0.118

The unaudited impact of adoption of the new Revenue Recognition standard on our condensed consolidated balance sheet at December 31, 2017 is as follows:

	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$5,430	$—	$5,430
Restricted cash	770	—	770
Trade receivables, net	496	—	496
Financing receivables, net	19,842	(47)	19,795
Inventories, net	6,280	172	6,452
Property, plant and equipment, net	7,003	(172)	6,831
Investments in unconsolidated subsidiaries and affiliates	561	—	561
Equipment under operating leases	1,845	—	1,845
Goodwill	2,472	—	2,472
Other intangible assets, net	792	—	792
Deferred tax assets	818	34	852
Derivative assets	77	—	77
Other assets	1,889	36	1,925
Total Assets	$48,275	$23	$48,298
LIABILITIES AND EQUITY
Debt	$25,895	$—	$25,895
Trade payables	6,060	—	6,060
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,300	—	2,300
Derivative liabilities	98	—	98
Other liabilities	9,400	194	9,594
Total Liabilities	$43,850	$191	$44,041
Redeemable noncontrolling interest	25	—	25
Total Equity	$4,400	$(168)	$4,232
Total Liabilities and Equity	$48,275	$23	$48,298

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2016-18 on our condensed consolidated statement of cash flows for the six months ended June 30, 2017 is as follows:

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2016-18	As Recast
	(in millions)
Operating activities:
Net income	$296	$(14)	$—	$282
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	354	—	—	354
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	280	—	—	280
Loss from disposal of assets	12	(11)	—	1
Loss on repurchase/early redemption of notes	17	—	—	17
Undistributed income of unconsolidated subsidiaries	(10)	—	—	(10)
Other non-cash items	87	(9)	—	78
Changes in operating assets and liabilities:
Provisions	41	(9)	—	32
Deferred income taxes	(85)	(1)	—	(86)
Trade and financing receivables related to sales, net	(291)	—	—	(291)
Inventories, net	(1,057)	397	—	(660)
Trade payables	617	—	—	617
Other assets and liabilities	6	24	—	30
Net cash provided by operating activities	$267	$377	$—	$644
Investing activities:
Additions to retail receivables	(1,806)	—	—	(1,806)
Collections of retail receivables	2,190	—	—	2,190
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	—	—	2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	377	(377)	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(165)	—	—	(165)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(850)	—	—	(850)
Other	145	—	(161)	(16)
Net cash used in investing activities	$(107)	$(377)	$(161)	$(645)
Financing activities:
Proceeds from long-term debt	7,395	—	—	7,395
Payments of long-term debt	(8,104)	—	—	(8,104)
Net increase in other financial liabilities	90	—	—	90
Dividends paid	(165)	—	—	(165)
Other	(5)	—	—	(5)
Net cash used in financing activities	$(789)	$—	$—	$(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	213	—	14	227
Decrease in cash and cash equivalents and restricted cash	(416)	—	(147)	(563)
Cash and cash equivalents and restricted cash, beginning of year	5,017	—	837	5,854
Cash and cash equivalents and restricted cash, end of period	$4,601	$—	$690	$5,291

The unaudited impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on our segment reporting for the three and six months ended June 30, 2017 is as follows:

	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$2,893	$(127)	$2,766
Construction Equipment	676	(26)	650
Commercial Vehicles	2,575	23	2,598
Powertrain	1,136	—	1,136
Eliminations and other	(625)	—	(625)
Net sales of Industrial Activities	6,655	(130)	6,525
Financial Services	400	102	502
Eliminations and other	(107)	83	(24)
Total Revenues	$6,948	$55	$7,003

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$5,239	$(233)	$5,006
Construction Equipment	1,199	(47)	1,152
Commercial Vehicles	4,666	57	4,723
Powertrain	2,138	(1)	2,137
Eliminations and other	(1,203)	—	(1,203)
Net sales of Industrial Activities	12,039	(224)	11,815
Financial Services	796	218	1,014
Eliminations and other	(206)	165	(41)
Total Revenues	$12,629	$159	$12,788

	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$303	$(65)	$4	$242
Construction Equipment	17	(11)	1	7
Commercial Vehicles	91	(20)	—	71
Powertrain	98	(1)	—	97
Eliminations and other	(28)	—	—	(28)
Operating profit of Industrial Activities	481	(97)	5	389
Financial Services	125	—	—	125
Eliminations and other	(83)	83	—	—
Total Operating profit	$523	$(14)	$5	$514

	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2017-07	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$462	$(124)	$8	$346
Construction Equipment	(5)	(21)	2	(24)
Commercial Vehicles	119	(32)	—	87
Powertrain	172	(1)	—	171
Eliminations and other	(48)	—	—	(48)
Operating profit of Industrial Activities	700	(178)	10	532
Financial Services	245	—	—	245
Eliminations and other	(165)	165	—	—
Total Operating profit	$780	$(13)	$10	$777

The unaudited impact on Industrial Activities of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our supplemental statements of operations for the three and six months ended June 30, 2017, our supplemental balance sheet at December 31, 2017, and our supplemental statement of cash flows for the six months ended June 30, 2017 is as follows:

	Statement of Operations
	Industrial Activities
	Three Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$6,655	$(130)	$6,525
Finance and interest income	29	—	29
Total Revenues	$6,684	$(130)	$6,554
Costs and Expenses
Cost of goods sold	$5,427	$(34)	$5,393
Selling, general and administrative expenses	519	(4)	515
Research and development expenses	228	—	228
Restructuring expenses	11	—	11
Interest expense	150	—	150
Interest compensation to Financial Services	84	(84)	—
Other, net	53	6	59
Total Costs and Expenses	$6,472	$(116)	$6,356
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	212	(14)	198
Income tax (expense) benefit	(72)	3	(69)
Equity in income of unconsolidated subsidiaries and affiliates	20	—	20
Results from intersegment investments	87	—	87
Net income	$247	$(11)	$236

	Statement of Operations
	Industrial Activities
	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$12,039	$(224)	$11,815
Finance, interest and other income	65	—	65
Total Revenues	$12,104	$(224)	$11,880
Costs and Expenses
Cost of goods sold	$9,924	$(49)	$9,875
Selling, general and administrative expenses	996	(7)	989
Research and development expenses	419	—	419
Restructuring expenses	22	—	22
Interest expense	289	—	289
Interest compensation to Financial Services	166	(166)	—
Other, net	116	12	128
Total Costs and Expenses	$11,932	$(210)	$11,722
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	172	(14)	158
Income tax (expense) benefit	(82)	—	(82)
Equity in income of unconsolidated subsidiaries and affiliates	32	—	32
Results from intersegment investments	174	—	174
Net income	$296	$(14)	$282
	Balance Sheet
	Industrial Activities
	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$4,901	$—	$4,901
Restricted cash	—	—	—
Trade receivables	490	—	490
Financing receivables	1,718	—	1,718
Inventories, net	6,064	172	6,236
Property, plant and equipment, net	7,001	(172)	6,829
Investments in unconsolidated subsidiaries and affiliates	3,173	—	3,173
Equipment under operating leases	35	—	35
Goodwill	2,316	—	2,316
Other intangible assets, net	779	—	779
Deferred tax assets	835	34	869
Derivative assets	73	—	73
Other assets	1,706	36	1,742
Total Assets	$29,091	$70	$29,161
LIABILITIES AND EQUITY
Debt	$7,396	$47	$7,443
Trade payables	5,936	—	5,936
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,280	—	2,280
Derivative liabilities	88	—	88
Other liabilities	8,869	194	9,063
Total Liabilities	$24,666	$238	$24,904
Equity	4,400	(168)	4,232
Redeemable noncontrolling interest	25	—	25
Total Liabilities and Equity	$29,091	$70	$29,161

	Statements of Cash Flows
	Industrial Activities
	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$378	$144	$522
Net cash used in investing activities	$(654)	$(138)	$(792)
Net cash used in financing activities	$(497)	$—	$(497)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	209	—	209
Decrease in cash and cash equivalents and restricted cash	(564)	6	(558)
Cash and cash equivalents and restricted cash, beginning of year	4,649	—	4,649
Cash and cash equivalents and restricted cash, end of period	$4,085	$6	$4,091

The unaudited impact on Financial Services of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our supplemental statements of operations for the three and six months ended June 30, 2017, our supplemental balance sheet at December 31, 2017, and our supplemental statement of cash flows for the six months ended June 30, 2017 is as follows:

There was no impact to the Financial Services balance sheet for the new standards and the impact to the statement of cash flows is as follows:

	Statements of Cash Flows
	Financial Activities
	Six Months Ended June 30, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$58	$233	$291
Net cash used in investing activities	$518	$(400)	$118
Net cash used in financing activities	$(432)	$—	$(432)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	4	14	18
Decrease in cash and cash equivalents and restricted cash	148	(153)	(5)
Cash and cash equivalents and restricted cash, beginning of year	368	837	1,205
Cash and cash equivalents and restricted cash, end of period	$516	$684	$1,200